UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end:  3/31/14

Date of reporting period: 3/31/14

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report March 31, 2014

Hawaiian Tax-Free Trust “Aquila Turns 30!” Serving Hawaii investors since 1985

May, 2014

Dear Fellow Shareholder:

I’d like to take you back 30 years - to the year 1984.

1984 was the year that

•	Geraldine Ferraro became the 1st woman major-party vice presidential candidate;

•	Apple introduced the Macintosh computer with the promise to put the creative power of technology in everyone’s hands; and,

•	Aquila Management Corporation (“Aquila”), the Founder and Sponsor of Hawaiian Tax-Free Trust (the “Trust”), was founded.

We are very proud of the fact that Hawaiian Tax-Free Trust, and the 6 other single state tax-free municipal bond funds sponsored by Aquila, have served thousands of residents and local municipal projects over the years.

Besides providing you and our other shareholders with double tax-free income, these 7 Aquila-sponsored funds have continually helped to improve the quality of life throughout their respective states by investing in these local, and oftentimes critical, municipal projects.

While we have made certain changes, out of necessity or desire, over the past 30 years, we have also taken great pride in sticking to our core values and beliefs:

•	First and foremost, never forgetting that it is your money and your Trust, investing in your state.

•
Second, we value the fact that you and your fellow shareholders have invested in the Trust based upon its investment strategy which is designed to provide as high a level of double tax-free income, as is consistent with the preservation of capital.

•	We believe having local trustees and local portfolio management adds a unique benefit to our funds. We don’t have to read about issues affecting the state, because we have our local eyes and ears.

Our portfolio management teams are attuned to the nuances of the local municipal markets—the economy and policy decisions. Collectively, they are in a better position to “kick the tires”—periodically visiting individual projects as deemed desirable, monitoring economic developments, staying familiar with local officials responsible for managing budgets, and observing the mood of the electorate as various projects are put to a vote.

NOT A PART OF THE ANNUAL REPORT

•	We don’t believe in using financial jargon – instead, we seek to provide information in an easy to understand format.

•
As much as possible, we like to know our shareholders and like for you to know us. Annual in-state shareholder meetings give us the opportunity to do so. Aquila is very unique in the degree of shareholder participation we encourage.

•	And, having an open forum at these annual meetings where shareholders can ask any questions they may have has been one of our primary goals since day one.

So while we embrace all the advances that the last 30 years have offered us all, we also like the good, old-fashioned face-to-face way of doing business.

We’ve thoroughly enjoyed the last 30 years of serving you and your communities. We hope you will continue to join us on this fulfilling journey.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE ANNUAL REPORT

Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion Serving Hawaii investors since 1985

Fund Performance

     Hawaiian Tax-Free Trust (the “Trust”) had a total return, without sales charges, of -2.55% for Class A shares, -3.33% for Class C shares, and -2.35% for Class Y shares for the calendar year ending December 31, 2013. For the fiscal year ending March 31, 2014, the total return, without sales charges, was -0.63% for Class A shares, -1.38% for Class C shares, and -0.43% for Class Y shares. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of -0.34% for the calendar year 2013, and 0.93% for the Trust’s fiscal year. The Trust underperformed the index due to its slightly longer duration, higher credit quality and relatively high cash position during a volatile calendar and fiscal year.

Municipal Market

     The year over year changes in the municipal curve as of March 31, 2014 had the short end of the yield curve flat, increasing only 1 b.p. from 0.31% to 0.32%, while 30 year municipal rates rose 102 b.p. from 3.20% to 4.22%. Short rates remained low due to the ongoing influence of the near 0% overnight Federal Funds rate and demand for short term bonds. At the longer end, municipal rates increased on the Federal Reserve’s reduction in their asset purchase program and continued positive performance in the economy and equity market. Some lower rated issuer concerns and the potential for municipal interest taxation created uncertainty which impacted the tax-exempt municipal bond market. This has, however, helped to make high quality municipal bonds attractive relative to U.S. Treasury and government agency securities. In the meantime, municipalities continue to take steps to address the tough decisions needed to balance their budgets.

U.S. Economy

     Despite facing various headwinds in 2013 (e.g., higher payroll taxes, budget cuts, threat of military action against Syria, and temporary government shutdown), the U.S. economy (real Gross Domestic Product (“GDP”)) expanded at an annual rate of 1.9% for the year. In 2013, U.S. employers added on average 182,000 jobs per month. Although the labor market continued to show steady progress, about 1.2 million jobs still need to be created to return to 2007 pre-recession employment levels. The unemployment rate, which reached a high of 10% in October 2009, had declined to 6.7% at the end of 2013. However, it is important to emphasize that the improvement was partly due to people dropping out of the workforce, causing the labor participation rate to drop to a 35-year low.

     Even though the Federal Reserve’s (the “Fed’s”) balance sheet has expanded to nearly $4 trillion since the onset of the financial crisis, consumer price inflation at the core level continues to remain below the Fed’s target rate of 2%. Inflation in the U.S. is expected to remain benign given the sluggish global growth and continued slack in the labor market across the developed world. At the December 2013 meeting, the Federal Open Market Committee (“FOMC”) communicated that it would begin reducing the pace of monthly bond purchases by $10 billion starting in January. As Janet Yellen replaced Ben Bernanke in February 2014 as Chair of the Board of Governors of the Federal Reserve System, the $10 billion per month reduction continued.

1 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

     The U.S. economy has positive momentum heading into 2014. Consensus expectations call for the economy to grow at an annual GDP rate close to 2.7% for the year. A number of factors support the growth prospects including the fading impact of higher payroll taxes and mandated budget cuts, as well as improving household net worth, a renaissance in the energy sector and high corporate cash balances. Additionally, the two-year $1.1 trillion budget deal reached by Congress at the end of 2013 should lessen some fiscal policy uncertainty. Monetary policy is expected to be broadly accommodative across the developed world and unemployment remains elevated while inflation remains low.

Hawaii Economy

     Listed as a concern in previous commentaries, Hawaii felt the effects of austerity and uncertainty surrounding Congressional inaction. Weak year-end tourism, federal civilian job losses and the expiration of the payroll tax holiday were headwinds to economic growth. However, we believe the underlying private sector strength remains.

     2013 was another record setting year for the visitor industry bringing 8.2 million visitors, an increase of 2.6% from 2012. Statewide visitor spending totaled $14.5 billion, up approximately 2% from 2012, but essentially flat in real terms when considering the increased local consumer prices. Both statistics were up about 5% through August, but leveled out through 2013 on lower U.S. mainland but strong Japan and Pacific Rim visitors. The Hawaii Tourism Authority recently revised 2014 forecasts to 8.4 million visitors and $15.1 billion in spending, an increase of 2.5% and 3.9%, respectively.

     Activity in the construction sector continues to ramp up. Permits for additions and alterations declined, but permitting for new residential structures on Oahu surged by 40% in 2013. Government contracts also surged totaling $1.2 billion (not including Honolulu Rail Transit projects). The state unemployment rate has been regularly running well below the national average, starting 2013 at 5.1% and dropping to 4.5% by December; as of February 2014 it stood at 4.6%.

     Although there are many positive factors contributing to the local economy, we are not without challenges. Higher vacation costs and hotel capacity constraints will likely weigh on the tourism industry. In addition, State and Local government long term liabilities could pose a difficult future. Fortunately, increased awareness and pressure on legislators have created momentum to make structural changes.

Outlook and Strategy

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of achieving a reasonable level of double tax-free income together with relatively low principal fluctuation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities.

2 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

     Mutual fund investing involves risk and loss of principal is possible.

     The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

     The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

     Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

     The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

     If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

     A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

     Past performance is not a guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

     Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

3 | Hawaiian Tax-Free Trust

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2014 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2014
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 2/20/85
With Maximum Sales Charge	(4.61)%	2.39%	2.67%	5.59%
Without Sales Charge	(0.63)	3.23	3.08	5.74
Class C since 4/01/96
With CDSC**	(2.36)	2.42	2.27	3.32
Without CDSC	(1.38)	2.42	2.27	3.32
Class Y since 4/01/96
No Sales Charge	(0.43)	3.43	3.30	4.48
Barclays Capital Index	0.93	4.32	4.07	5.60	* (Class A)
				4.87	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

* From commencement of the index on 1/1/87.
** CDSC = 1% contingent deferred sales charge imposed on redemptions made withing the first 12 months after purcchase.

4 | Hawaiian Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2014 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2014

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (61.3)%	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	$8,180,344
1,000,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa1/NR***	1,059,630
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	8,763,140
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG
	Insured	Aa1/NR***	8,600,725
	City and County of Honolulu, Hawaii,
	Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,759,400
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,598,650
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,571,100
5,000,000	4.000%, 11/01/35	Aa1/NR***	5,054,200
	City and County of Honolulu, Hawaii,
	Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA	3,345,390
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,298,150
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,298,150
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	12,715,560
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@ 100
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,417,410
	City and County of Honolulu, Hawaii,
	Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,262,820
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,810,300
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,544,377
	City and County of Honolulu, Hawaii,
	Series A, Refunding, Prerefunded to
	07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,201,044

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Series B
$4,430,000	5.000%, 11/01/21	Aa1/NR***	$5,253,980
5,000,000	5.000%, 11/01/22	Aa1/NR***	5,963,850
5,000,000	4.000%, 11/20/27	Aa1/NR***	5,286,350
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,441,050
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,406,100
	City and County of Honolulu, Hawaii,
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,589,900
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,308,280
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,316,300
	City and County of Honolulu, Hawaii,
	Series C, Prerefunded to 07/01/15
	@100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,141,906
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG
	Insured	Aa1/AA	2,749,740
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	3,973,613
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,442,550
	City and County of Honolulu, Hawaii,
	Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,989,930
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,367,215
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,408,416
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,735,562
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,374,601
	City and County of Honolulu, Hawaii,
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	5,849,500
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,724,150
	City and County of Honolulu, Hawaii,
	Series F, Prerefunded to 07/01/15
	@100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,062,730
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	5,669,665

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Refunding, Series F, Prerefunded
	to 07/01/15 @100
$1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured Aa1/NR***		$1,589,445
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-	3,128,714
	City and County of Honolulu, Hawaii,
	Water Utility Refunding and
	Improvement, ETM, Collateral:
	U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,149,278
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,127,894
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,528,543
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,264,958
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,692,296
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,105,650
	County of Hawaii, Prerefunded to
	07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,039,024
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,901,278
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,220,025
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-	585,590
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,155,720
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,152,490
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,798,792
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,138,910
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,136,530
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA	1,977,076
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,264,680
	County of Hawaii Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-	1,684,740

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
$1,000,000	5.000%, 08/01/23 NPFG/ FGIC
	Insured	Aa2/AA	$1,063,610
1,555,000	5.000%, 08/01/24 NPFG/ FGIC
	Insured	Aa2/AA	1,653,914
1,500,000	5.000%, 08/01/25 NPFG/ FGIC
	Insured	Aa2/AA	1,595,415
1,000,000	5.000%, 08/01/28 NPFG/ FGIC
	Insured	Aa2/AA	1,063,610
1,000,000	5.000%, 08/01/29 NPFG/ FGIC
	Insured	Aa2/AA	1,063,610
	County of Kauai, Hawaii, 2005-Series A,
	Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA-	898,750
1,080,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA-	1,148,699
1,300,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA-	1,382,693
890,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA-	946,613
	County of Kauai, Hawaii, 2005-Series A,
	Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA	756,241
930,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA	980,201
760,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA	797,711
510,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA	534,062
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,043,770
1,445,000	4.000%, 08/01/22	Aa2/AA	1,569,097
1,240,000	4.000%, 08/01/24	Aa2/AA	1,340,229
1,000,000	3.625%, 08/01/25	Aa2/AA	1,034,810
970,000	3.000%, 08/01/25	Aa2/AA	929,299

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	County of Kauai, Hawaii, Refunding,
	Series A (continued)
$600,000	3.000%, 08/01/26	Aa2/AA	$569,070
2,280,000	4.500%, 08/01/28	Aa2/AA	2,484,653
345,000	5.000%, 08/01/29	Aa2/AA	387,387
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	995,949
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,883,100
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,287,675
	County of Maui, Hawaii, Prerefunded
	to 03/01/15 @ 100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	187,895
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	537,588
	County of Maui, Hawaii, Unrefunded
	Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	848,372
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	609,429
	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,235,972
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	803,228
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,397,022
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,110,644
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,596,573
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,165,277
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,291,000
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	827,748
	State of Hawaii, Prerefunded to
	10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,119,800
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,309,540
	State of Hawaii, Series DD Prerefunded
	to 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,019,800

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	State of Hawaii, Series DE Prerefunded
	to 10/01/14 @100
$750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	$767,970
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	16,137,610
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA-	245,750
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,559,900
	State of Hawaii, Series DF Prerefunded
	to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,708,705
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,422,708
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,173,592
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,592,146
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,706,004
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,136,711
	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,207,250
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,106,600
	State of Hawaii, Series DI, Prerefunded
	to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,437,450
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	2,990,597
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,437,450
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC
	Insured	Aa2/AA	5,504,400
	State of Hawaii, Series DJ, Prerefunded
	to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,856,641
	State of Hawaii, Series DJ, Unrefunded
	Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,713,669
	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA	1,134,960
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,153,820
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,575,500
	State of Hawaii, Series DY, Refunding
3,765,000	5.000%, 02/01/20	Aa2/AA	4,433,212

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	State of Hawaii, Series DZ
$1,500,000	5.000%, 12/01/19	Aa2/AA	$1,769,610
7,500,000	5.000%, 12/01/26	Aa2/AA	8,635,950
5,000,000	5.000%, 12/01/28	Aa2/AA	5,687,050
10,575,000	5.000%, 12/01/29	Aa2/AA	11,966,247
6,500,000	5.000%, 12/01/30	Aa2/AA	7,312,565
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA	1,420,927
5,000,000	5.000%, 11/01/22	Aa2/AA	5,963,850
1,000,000	5.000%, 11/01/24	Aa2/AA	1,169,200
1,000,000	5.000%, 11/01/27	Aa2/AA	1,144,550
	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA	1,741,725
1,500,000	5.000%, 08/01/20	Aa2/AA	1,775,970
	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA	1,656,375
	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA	2,398,900
	Total General Obligation Bonds		484,293,031
	Revenue Bonds (36.6%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-	5,296,900
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA-	2,573,606
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-	2,186,593
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-	4,747,494
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,142,685
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,285,003

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A (continued)
$5,020,000	5.000%, 07/01/31	Aa2/NR***	$5,581,537
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,363,973
3,495,000	5.000%, 07/01/33	Aa2/NR***	3,849,044
	City and County of Honolulu, Hawaii,
	Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/AA-	424,205
220,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/AA-	228,925
240,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AA-	249,463
	City and County of Honolulu, Hawaii,
	Wastewater System
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR***	3,186,960
	City and County of Honolulu, Hawaii,
	Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,767,628
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,770,170
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,023,340
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,192,640
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded to
	07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/AA-	3,141,803
1,605,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/AA-	1,700,706
1,760,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AA-	1,864,949
	City and County of Honolulu, Hawaii,
	Wastewater System, First Bond
	Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/NR***	1,137,940
2,455,000	5.000%, 07/01/21	Aa2/NR***	2,788,438
2,800,000	5.000%, 07/01/22	Aa2/NR***	3,171,392
3,300,000	5.000%, 07/01/23	Aa2/NR***	3,713,391
2,500,000	5.000%, 07/01/24	Aa2/NR***	2,798,800

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution Resolution-Junior-Series A
$1,000,000	4.000%, 07/01/14	Aa3/NR***	$1,009,450
1,080,000	5.000%, 07/01/22	Aa3/NR***	1,239,937
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/NR***	7,935,908
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond,
	Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR***	1,461,779
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR***	2,097,308
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR***	2,196,742
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First Bond
	Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,243,560
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,115,670
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,108,080
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,665,525
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,333,840
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,686,675
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First Bond
	Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,084,100
3,000,000	4.000%, 07/01/30	Aa2/NR***	3,089,130
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A-	169,580
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc.),
	Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,975,923
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
3,175,000	5.125%, 11/15/32	NR/NR*****	3,269,552

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series A VRDO*, weekly reset
$16,830,000	0.090%, 07/01/29 Bank of America
	LOC	VMIG1/A-1*	$16,830,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series B, VRDO* weekly reset
3,200,000	0.090%, 07/01/29 Bank of America
	LOC	VMIG1/A-1*	3,200,000
	Hawaii State Department of Hawaiian
	Home Lands
730,000	4.500%, 04/01/14	A1/NR	730,066
500,000	5.000%, 04/01/15	A1/NR****	518,675
715,000	5.000%, 04/01/17	A1/NR****	774,874
1,000,000	5.500%, 04/01/20	A1/NR****	1,098,120
	State of Hawaii Airport System
	Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	16,960,500
5,000,000	5.000%, 07/01/22	A2/A	5,557,100
1,500,000	5.000%, 07/01/23	A2/A	1,652,880
3,000,000	5.000%, 07/01/24	A2/A	3,271,560
	State of Hawaii Airport System Revenue
	Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,324,559
1,000,000	5.250%, 07/01/23	A2/A	1,143,740
1,000,000	5.250%, 07/01/27	A2/A	1,136,970
	State of Hawaii Airport System Revenue,
	Series A
1,320,000	5.250%, 07/01/20	A2/A	1,530,263
2,000,000	4.000%, 07/01/20	A2/A	2,168,780
3,000,000	5.000%, 07/01/22	A2/A	3,408,720
1,000,000	5.250%, 07/01/28	A2/A	1,135,130
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	18,253,290
4,000,000	5.625%, 07/01/40	A2/A+	4,369,640
	State of Hawaii Harbor System, Series A
	2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA	5,097,022
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA	1,496,980

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	State of Hawaii Harbor System,
	Series A-AMT
$2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA	$2,117,960
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA	2,451,030
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,120,550
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,152,210
5,135,000	5.500%, 07/01/18	Aa2/AA+	6,043,638
5,220,000	6.000%, 01/01/23	Aa2/AA+	5,959,517
	State of Hawaii Highway Revenue,
	Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,054,850
	State of Hawaii Highway Revenue,
	Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	6,774,840
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,602,496
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,418,755
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,342,510
	State of Hawaii Highway Revenue,
	Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,521,660
	State of Hawaii Housing Finance and
	Development Corp., Iwilei Apartments,
	Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	1,961,100
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
2,005,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+	2,147,716
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Halekauwila Place,
	Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+	2,001,060
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA	2,149,840
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-	5,358,550

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

			Rating
Principal			Moody’s/S&P
Amount		Revenue Bonds (continued)	(unaudited)	Value
		University of Hawaii, Series A
$1,000,000		4.000%, 10/01/18	Aa2/A+	$1,106,430
2,725,000		5.500%, 10/01/22	Aa2/A+	3,113,694
5,225,000		5.250%, 10/01/34	Aa2/A+	5,713,956
		University of Hawaii, Revenue Refunding,
		Series A
760,000		5.000%, 10/01/15	Aa2/A+	813,816
		University of Hawaii, Revenue Refunding,
		Series A
1,000,000		4.500%, 07/15/23 NPFG Insured	Aa2/AA-	1,050,690
4,840,000		4.500%, 07/15/25 NPFG Insured	Aa2/AA-	5,043,522
		University of Hawaii, Series A-2
1,000,000		4.000%, 10/01/14	Aa2/A+	1,019,120
500,000		4.000%, 10/01/15	Aa2/A+	527,950
1,125,000		4.000%, 10/01/16	Aa2/A+	1,215,484
2,175,000		4.000%, 10/01/17	Aa2/A+	2,382,800
1,000,000		4.000%, 10/01/19	Aa2/A+	1,108,520
		Total Revenue Bonds		288,803,477
		Total Investments (cost $745,404,096 -
		note 4)	97.9%	773,096,508
		Other assets less liabilities	2.1	16,505,470
		NET ASSETS	100.0%	$789,601,978

	*	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
	**
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

		Fitch Ratings: *** AA **** A ***** BBB

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2014

Percent of
Portfolio Distribution by Quality Rating (unaudited)	Portfolio†
Aaa or VMIG2 of Moody’s	2.8%
Pre-Refunded bonds††/Escrowed to Maturity bonds	25.7
Aa of Moody’s or AA of S&P	60.5
A of Moody’s	9.9
Baa of Moody’s and BBB of Fitch	1.1
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC – Assured Guaranty Insurance
AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
CR – Custodial Receipts
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Co.
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICC – Insured Custody Certificate
LOC – Letter of Credit
NPFG – National Public Finance Guarantee
NR – Not Rated
TCRS – Transferable Custodial Receipts
VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2014

ASSETS
Investments at value (cost $745,404,096)	$773,096,508
Cash	8,650,664
Interest receivable	9,419,950
Receivable for Trust shares sold	98,554
Other assets	91,502
Total assets	791,357,178
LIABILITIES
Payable for Trust shares redeemed	869,920
Advisory and Administrative fees payable	302,480
Dividends payable	267,607
Distribution and service fees payable	28,378
Accrued expenses payable	286,815
Total liabilities	1,755,200
NET ASSETS	$789,601,978
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$695,245
Additional paid-in capital	770,038,375
Net unrealized appreciation on investments (note 4)	27,692,412
Accumulated net realized loss on investments	(8,824,054)
	$789,601,978
CLASS A
Net Assets	$687,165,603
Capital shares outstanding	60,505,595
Net asset value and redemption price per share	$11.36
Maximum offering price per share (100/96 of $11.36)	$11.83
CLASS C
Net Assets	$69,610,977
Capital shares outstanding	6,133,197
Net asset value and offering price per share	$11.35
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.35	*
CLASS Y
Net Assets	$32,825,398
Capital shares outstanding	2,885,681
Net asset value, offering and redemption price per share	$11.38

See accompanying notes to financial statements.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2014

Investment Income:
Interest income		$28,968,398
Expenses:

Investment Adviser fees (note 3)	$1,914,584
Distribution and service fees (note 3)	2,242,729
Administrator fees (note 3)	1,834,831
Transfer and shareholder servicing agent fees	492,815
Trustees’ fees and expenses (note 8)	298,987
Legal fees (note 3)	201,397
Fund accounting fees	134,219
Shareholders’ reports and proxy statements	81,027
Custodian fees (note 6)	55,782
Insurance	43,479
Registration fees and dues	35,632
Auditing and tax fees	25,500
Chief compliance officer services (note 3)	5,526
Miscellaneous	49,297
Total expenses	7,415,805

Expenses paid indirectly (note 6)	(317)
Net expenses		7,415,488
Net investment income		21,552,910

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(1,079,045)
Change in unrealized appreciation on
investments	(28,942,958)

Net realized and unrealized gain
on investments		(30,022,003)
Net change in net assets resulting from
operations		$(8,469,093)

See accompanying notes to financial statements.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
OPERATIONS:
Net investment income	$21,552,910	$22,423,881
Net realized gain (loss) from securities
transactions	(1,079,045)	336,178
Change in unrealized appreciation on
investments	(28,942,958)	7,034,848
Net change in net assets resulting from
operations	(8,469,093)	29,794,907

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(19,045,111)	(19,896,843)

Class C Shares:
Net investment income	(1,494,331)	(1,573,305)

Class Y Shares:
Net investment income	(1,013,468)	(953,733)
Change in net assets from distributions	(21,552,910)	(22,423,881)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	51,181,687	112,355,225
Reinvested dividends and distributions	14,771,558	13,983,469
Cost of shares redeemed	(151,734,183)	(88,359,438)
Change in net assets from capital share
transactions	(85,780,938)	37,979,256

Change in net assets	(115,802,941)	45,350,282

NET ASSETS:
Beginning of period	905,404,919	860,054,637

End of period	$789,601,978	$905,404,919

See accompanying notes to financial statements.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2014

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	773,096,508
Level 3 – Significant Unobservable Inputs	–
Total	$773,096,508

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

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     HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2014

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2014.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (“the Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. The Administrator provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2014, service fees on Class A Shares amounted to $1,435,484 of which the Distributor retained $63,326.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2014

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2014, amounted to $605,434. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2014, amounted to $201,811. The total of these payments made with respect to Class C Shares amounted to $807,245 of which the Distributor retained $173,098.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the year ended March 31, 2014, total commissions on sales of Class A Shares amounted to $679,625, of which the Distributor received $88,635.

4. Purchases and Sales of Securities

     During the year ended March 31, 2014, purchases of securities and proceeds from the sales of securities aggregated $34,732,257 and $78,087,152, respectively.

     At March 31, 2014, the aggregate tax cost for all securities was $745,404,096. At March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $32,786,457 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,094,045 for a net unrealized appreciation of $27,692,412.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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     HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2014

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	3,243,271	$37,090,186	6,112,168	$72,132,528
Reinvested distributions	1,178,941	13,383,952	1,075,923	12,704,973
Cost of shares redeemed	(9,867,303)	(112,096,010)	(5,754,897)	(67,978,038)
Net change	(5,445,091)	(61,621,872)	1,433,194	16,859,463
Class C Shares:
Proceeds from shares sold	802,231	9,240,191	2,341,947	27,612,368
Reinvested distributions	89,841	1,019,640	84,846	1,001,544
Cost of shares redeemed	(2,612,280)	(29,602,088)	(1,371,718)	(16,181,022
Net change	(1,720,208)	(19,342,257)	1,055,075	12,432,890
Class Y Shares:
Proceeds from shares sold	420,928	4,851,310	1,065,427	12,610,329
Reinvested distributions	32,319	367,966	23,397	276,952
Cost of shares redeemed	(882,864)	(10,036,085)	(355,169)	(4,200,378)
Net change	(429,617)	(4,816,809)	733,655	8,686,903
Total transactions in Trust
shares	(7,594,916)	$(85,780,938)	3,221,924	$37,979,256

8. Trustees’ Fees and Expenses

     At March 31, 2014 there were 5 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2014 was $240,610. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2014, such meeting-related expenses amounted to $58,377.

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     HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2014

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2014 the Trust had a capital loss carryover of $8,824,054, of which $1,982,286 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019 and $39,277 and $1,045,419 have no expiration and retain their character of short-term and long-term, respectively. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions was as follows:

	Year Ended March 31,
	2014	2013
Net tax-exempt income	$21,487,202	$22,348,433
Ordinary income	65,708	75,448
	$21,552,910	$22,423,881

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     HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2014

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$27,692,412
Undistributed tax-exempt income	267,607
Other accumulated losses	(8,824,054)
Other temporary differences	(267,607)
$18,868,358

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period
	Class A
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.74	$11.64	$11.17	$11.34	$11.21
Income (loss) from investment operations:
Net investment income(1)	0.30	0.30	0.34	0.36	0.36
Net gain (loss) on securities (both
realized and unrealized)	(0.38)	0.10	0.47	(0.17)	0.13
Total from investment operations	(0.08)	0.40	0.81	0.19	0.49
Less distributions (note 10):
Dividends from net investment income.	(0.30)	(0.30)	(0.34)	(0.36)	(0.36)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.30)	(0.30)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$11.36	$11.74	$11.64	$11.17	$11.34
Total return (not reflecting sales charge) .	(0.63)%	3.49%	7.34%	1.69%	4.44%
Ratios/supplemental data
Net assets, end of period (in millions)	$687	$774	$751	$709	$705
Ratio of expenses to average net assets	0.82%	0.79%	0.74%	0.74%	0.74%
Ratio of net investment income to
average net assets	2.65%	2.58%	2.97%	3.19%	3.19%
Portfolio turnover rate	4%	9%	20%	7%	13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.82%	0.79%	0.74%	0.74%	0.74%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period
	Class C
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.73	$11.63	$11.16	$11.34	$11.20
Income (loss) from investment operations:
Net investment income(1)	0.21	0.21	0.25	0.27	0.27
Net gain (loss) on securities (both
realized and unrealized)	(0.37)	0.10	0.47	(0.18)	0.14
Total from investment operations	(0.16)	0.31	0.72	0.09	0.41
Less distributions (note 10):
Dividends from net investment income.	(0.22)	(0.21)	(0.25)	(0.27)	(0.27)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.22)	(0.21)	(0.25)	(0.27)	(0.27)
Net asset value, end of period	$11.35	$11.73	$11.63	$11.16	$11.34
Total return (not reflecting CDSC)	(1.38)%	2.67%	6.49%	0.79%	3.70%
Ratios/supplemental data
Net assets, end of period (in millions)	$70	$92	$79	$65	$52
Ratio of expenses to average net assets	1.62%	1.59%	1.54%	1.54%	1.54%
Ratio of net investment income to
average net assets	1.85%	1.77%	2.15%	2.38%	2.37%
Portfolio turnover rate	4%	9%	20%	7%	13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	1.62%	1.58%	1.54%	1.54%	1.54%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period
	Class Y
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.76	$11.66	$11.19	$11.36	$11.23
Income (loss) from investment operations:
Net investment income(1)	0.33	0.33	0.36	0.38	0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.38)	0.10	0.47	(0.16)	0.13
Total from investment operations	(0.05)	0.43	0.83	0.22	0.52
Less distributions (note 10):
Dividends from net investment income.	(0.33)	(0.33)	(0.36)	(0.39)	(0.39)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.33)	(0.33)	(0.36)	(0.39)	(0.39)
Net asset value, end of period	$11.38	$11.76	$11.66	$11.19	$11.36
Total return	(0.43)%	3.69%	7.55%	1.89%	4.65%
Ratios/supplemental data
Net assets, end of period (in millions)	$33	$39	$30	$28	$33
Ratio of expenses to average net assets	0.62%	0.59%	0.54%	0.54%	0.54%
Ratio of net investment income to
average net assets	2.85%	2.77%	3.17%	3.38%	3.39%
Portfolio turnover rate	4%	9%	20%	7%	13%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .	0.62%	0.59%	0.54%	0.54%	0.54%
__________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

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Additional Information (unaudited)

Trustees
and Officers(1) (2)

Name, Address(3) and Year of Birth	Positions Held with Fund and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(4) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Interested Trustee(6)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(7) and parent of Aquila Investment Management LLC, Administrator, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
11
ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and 2010-2013); Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

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Name, Address(3) and Year of Birth	Positions Held with Fund and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(4) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Non-interested Trustees

Richard L. Humphreys Kaneohe, HI (1943)	Chair of the Board since 2013 and Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002; formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and Executive Vice President, Bank of Hawaii.	1
Board of Directors, The Castle Group, Inc.; Board of Directors, Kahua Ranch Ltd.; formerly Trustee, Pacific Capital Funds®; Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012; formerly Board of Directors, Bishop Museum; formerly Board of Directors, Friends of the Cancer Research Center.

Bert A. Kobayashi, Jr. Honolulu, HI (1970)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) from 2003 to 2010; interested in a number of other real estate companies in Hawaii.	1	Hawaiian Electric Company, Inc.; Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

Glenn P. O’Flaherty Denver, CO (1958)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	8	Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

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Name, Address(3) and Year of Birth	Positions Held with Fund and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(4) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Russell K. Okata Honolulu, HI (1944)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; member, State of Hawaii Long-term Care Commission; director of various civic and charitable organizations.	3
Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee and Chairman, Pacific Capital Funds®; past Chair of the Royal State Group (insurance); Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 1993-2012

________________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and former Trustee, Chairman and Chairman Emeritus of the Trust.

(7) The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

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Name, Address(1) and Year of Birth	Positions Held with Fund and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers(3)

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President of various funds in the Aquila Group of Funds: Aquila Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Aquila Three Peaks High Income Fund since 2006; Hawaiian Tax-Free Trust and Aquila Tax-Free Trust of Oregon since 2010; Aquila Three Peaks Opportunity Growth Fund 2004-2013; Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund, Aquila Tax-Free Fund For Utah, and Aquila Tax-Free Fund of Colorado 2010-2013; Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (1950)	Senior Vice President since 1993
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President 1997-2012 and formerly Assistant Vice President of three money-market funds in the Aquila Group of Funds; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013; Registered Representative of the Distributor since 1985 and Aquila Funds Trust since 2013.

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of various funds in the Aquila Group of Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (1961)	Vice President since 1998
Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Aquila Narragansett Tax-Free Income Fund 1998-2013, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013 and Aquila Funds Trust since 2013.

35 | Hawaiian Tax-Free Trust

Name, Address(1) and Year of Birth	Positions Held with Fund and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of all funds in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of all funds in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000
Assistant Treasurer of all funds in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

_______________________
(1) The mailing address of each officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY 10036.

(2) The term of office of each officer is one year.

(3) The Trust’s Statement of Additional Information includes additional information about the officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

36 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2013 and held for the six months ended March 31, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.89%	$1,000.00	$1,018.90	$4.13
Class C	1.45%	$1,000.00	$1,014.50	$8.14
Class Y	1.99%	$1,000.00	$1,019.90	$3.12

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

37 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.84	$4.13
Class C	5.00%	$1,000.00	$1,016.85	$8.15
Class Y	5.00%	$1,000.00	$1,021.84	$3.13

(1)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

38 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available.

You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds. com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $21,487,202 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2014, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2013 calendar year.

39 | Hawaiian Tax-Free Trust

PRIVACY NOTICE (unaudited)

Hawaiian Tax-Free Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Investment Management LLC
Aquila Distributors, Inc.

This Privacy Policy also has been adopted by Aquila Investment Management LLC and Aquila Distributors, Inc. and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

40 | Hawaiian Tax-Free Trust

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
Richard L. Humphreys, Chair
Diana P. Herrmann, Vice Chair
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Independent Registered Public Accounting Firm
     TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2014 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $25,500 in 2013 and $22,000 in 2014.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,400 and $3,500 in 2013 and 2014, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, Trustee and President June 6 , 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 6 , 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President June 6 , 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 6 , 2014

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.